Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Current assets:
Cash	$ 6,410,000	$ 7,319,365		$ 2,637,558
Prepaid expenses		70,000		0
Total current assets	95,448,000	77,799,000		20,380,940
TOTAL ASSETS	478,121,000	356,189,534		192,862,410
Current liabilities:
Accrued expenses	20,595,000	6,640,000		3,819,158
Total current liabilities	24,536,000	40,531,000		4,032,251
Derivative warrant liabilities		400,285
Total liabilities	26,779,000	41,894,000
Commitments and Contingencies
Stockholders' Deficit:
TOTAL LIABILITIES AND PARTNERS' CAPITAL	478,121,000	356,189,534		192,862,410
CIK 0001816261 Executive Network Partnering Corp [Member]
Current assets:
Cash	103,949	93,862		888,097
Prepaid expenses		206,980		440,771
Total current assets	103,949	300,842		1,328,868
Investments held in Trust Account	416,329,383	414,052,978		414,011,571
TOTAL ASSETS	416,433,332	414,353,820		415,340,439
Current liabilities:
Accounts payable	126,086	68,735		80,044
Accrued expenses	8,551,883	953,135		107,000
Franchise tax payable	68,389	174,603		104,159
Total current liabilities	10,862,406	1,196,473		291,203
Convertible note-related party		430,000
Derivative warrant liabilities	9,771,325	7,135,560		10,929,780
Total liabilities	20,633,731	8,762,033		11,220,983
Commitments and Contingencies
Class A common stock subject to possible redemption; $0.0001 par value; 41,400,000 shares issued and outstanding at $10.00 per share redemption value as of December 31, 2021 and 2020	415,433,227	414,000,000	[1]	414,000,000	[1]
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of December 31, 2021 and 2020		0		0
Additional paid-in capital		0		0
Accumulated deficit	(19,633,800)	(8,408,387)		(9,880,718)
Total stockholders' deficit	(19,633,626)	(8,408,213)		(9,880,544)
TOTAL LIABILITIES AND PARTNERS' CAPITAL	416,433,332	414,353,820		415,340,439
CIK 0001816261 Executive Network Partnering Corp [Member] | Common Class A [Member]
Stockholders' Deficit:
Common stock value	61	61	[1]	61	[1]
CIK 0001816261 Executive Network Partnering Corp [Member] | Common Class B [Member]
Stockholders' Deficit:
Common stock value	30	30	[1]	30	[1]
CIK 0001816261 Executive Network Partnering Corp [Member] | Common Stock Class F [Member]
Stockholders' Deficit:
Common stock value	$ 83	$ 83		$ 83

[1]	On March 24, 2021, the Company effected a 2.5:1 forward stock split for each share of Class A common stock and Class B common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split.